FAIR VALUE OF FINANCIAL INSTRUMENTS - Loan Valuation (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Outstanding Face Amount	$ 1,170,905	[1]	$ 2,078,101	[1]
Real estate related loans and other loans, held-for-sale, net	437,530		843,132
Residential mortgage loans, held-for-sale, net	2,185		2,471
Residential mortgage loans, held-for-investment, net	255,450		292,461
Valuation allowance (reversal) on loans	(25,035)		(24,587)
Mezzanine Loans
Outstanding Face Amount	172,197
Real estate related loans and other loans, held-for-sale, net	139,720
Fair Value	143,217
Valuation allowance (reversal) on loans	(14,246)
Discount Rate Input Range	3.4% - 9.0%
Loss Severity Input Range	0.0% - 100.0
Discount Rate Weighted Average	6.60%
Loss Severity Weighted Average	17.30%
Corporate Bank Loans
Outstanding Face Amount	256,594
Real estate related loans and other loans, held-for-sale, net	166,710
Fair Value	180,945
Valuation allowance (reversal) on loans	(3,610)
Discount Rate Input Range	13.1% - 33.8%
Loss Severity Input Range	0.0% - 100.0
Discount Rate Weighted Average	24.20%
Loss Severity Weighted Average	23.10%
B-Notes
Outstanding Face Amount	109,323
Real estate related loans and other loans, held-for-sale, net	101,385
Fair Value	102,645
Valuation allowance (reversal) on loans	(1,623)
Discount Rate Input Range	5.0% - 12.0%
Loss Severity Input Range	0.0
Discount Rate Weighted Average	10.10%
Loss Severity Weighted Average	0.00%
Whole Loans
Outstanding Face Amount	29,715
Real estate related loans and other loans, held-for-sale, net	29,715
Fair Value	29,728
Valuation allowance (reversal) on loans
Discount Rate Input Range	3.7% - 4.0%
Loss Severity Input Range	0.0% - 15.5
Discount Rate Weighted Average	3.70%
Loss Severity Weighted Average	15.10%
Total Real Estate Related and Other Loans Held for Sale
Outstanding Face Amount	567,829
Real estate related loans and other loans, held-for-sale, net	437,530
Fair Value	456,535
Valuation allowance (reversal) on loans	(19,479)
Non-Securitized Manufacturing Housing Loan Portfolio I
Outstanding Face Amount	501
Residential mortgage loans, held-for-sale, net	130
Fair Value	130
Valuation allowance (reversal) on loans	(58)
Discount Rate Weighted Average	81.80%
Prepayment Speed Weighted Average	5.00%
Cumulative Default Rate Weighted Average	11.60%
Loss Severity Weighted Average	65.00%
Non-Securitized Manufacturing Housing Loan Portfolio II
Outstanding Face Amount	2,628
Residential mortgage loans, held-for-sale, net	2,055
Fair Value	2,055
Valuation allowance (reversal) on loans	(47)
Discount Rate Weighted Average	15.40%
Prepayment Speed Weighted Average	5.00%
Cumulative Default Rate Weighted Average	3.50%
Loss Severity Weighted Average	60.00%
Total Residential Mortgage Loans Held For Sale
Outstanding Face Amount	3,129
Residential mortgage loans, held-for-sale, net	2,185
Fair Value	2,185
Valuation allowance (reversal) on loans	(105)
Securitized Manufacturing Housing Loan Portfolio I
Outstanding Face Amount	102,681
Residential mortgage loans, held-for-investment, net	91,924
Fair Value	89,674
Valuation allowance (reversal) on loans	(5,465)
Discount Rate Weighted Average	9.40%
Prepayment Speed Weighted Average	6.00%
Cumulative Default Rate Weighted Average	3.00%
Loss Severity Weighted Average	65.00%
Securitized Manufacturing Housing Loan Portfolio II
Outstanding Face Amount	128,975
Residential mortgage loans, held-for-investment, net	128,117
Fair Value	123,471
Valuation allowance (reversal) on loans	840
Discount Rate Weighted Average	8.10%
Prepayment Speed Weighted Average	7.00%
Cumulative Default Rate Weighted Average	3.50%
Loss Severity Weighted Average	60.00%
Residential Mortgage Loans
Outstanding Face Amount	45,968
Residential mortgage loans, held-for-investment, net	35,409
Fair Value	38,894
Valuation allowance (reversal) on loans	(826)
Discount Rate Weighted Average	7.50%
Prepayment Speed Weighted Average	4.60%
Cumulative Default Rate Weighted Average	2.80%
Loss Severity Weighted Average	45.90%
Total Residential Mortgage Loans Held For Investment
Outstanding Face Amount	277,624
Residential mortgage loans, held-for-investment, net	255,450
Fair Value	252,039
Valuation allowance (reversal) on loans	$ (5,451)

[1]	As of December 31, 2013 and 2012, the total outstanding face amount of fixed rate securities was $0.4 billion and $0.5 billion, respectively, and of floating rate securities were $0.8 billion and $1.5 billion, respectively.